TRADING ASSETS AND LIABILITIES - Held-for-trading derivative assets and liabilities financial instruments (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			$ 768,686	$ 328,392
Derivative liabilities	$ 249.7		811,305	298,665	[2]
Net derivatives trading			(42,619)	29,727
Forward contracts
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			617,870	224,686
Derivative liabilities			591,751	145,679
Forward contracts, Foreign currency to buy
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			599,987	60,799
Derivative liabilities			22,175	120,083
Forward contracts, Foreign currency to sell
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			17,811	163,156
Derivative liabilities			566,846	24,489
Forward contracts, Debt securities to buy
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			50	357
Derivative liabilities				171
Forward contracts, Debt securities to sell
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			22	374
Derivative liabilities			2,730	936
Swap
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			91,727	86,074
Derivative liabilities			180,758	119,956
Currency swap
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			48,546	33,104
Derivative liabilities			148,378	79,263
Interest rate swap
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			43,181	52,970
Derivative liabilities			32,380	40,693
Futures Contracts
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative liabilities			32
Futures Contracts, Debt securities to buy
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative liabilities			32
Options Contracts
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			59,089	17,632
Derivative liabilities			38,764	33,030
Options Contracts, Foreign currency to buy
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets			59,089
Derivative liabilities				33,030
Options Contracts, Foreign currency to sell
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative liabilities			$ 38,764
Options Contracts, Debt securities to buy
Disclosure Of Trading Assets And Liabilities [Line Items]
Derivative assets				$ 17,632

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.